Document And Entity Information	11 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	NewHold Investment Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001805385
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE